                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

                               Senior Income Trust

                            Portfolio of Investments

                           April 30, 2005 (Unaudited)

Principal                                                            Bank Loan
Amount                                                                Ratings +                Stated
(000)     Borrower                                                 Moody's   S&P   Coupon    Maturity *     Value
--------  ------------------------------------------------------  ---------  ---  -------    ----------  ------------
          VARIABLE RATE** SENIOR LOAN INTERESTS 177.6%
          AEROSPACE/DEFENSE 7.4%
$11,782   Alion Science and Technology Corp.,
          Term Loan.............................................      B1     B+   5.25 to     08/02/09   $ 11,870,256
                                                                                  5.64%
  4,388   AM General, LLC,
          Term Loan.............................................      NR     NR   7.51 to     11/01/11      4,573,969
                                                                                  9.25
  2,963   Anteon International Corp.,
          Term Loan.............................................      Ba3    BB   4.81        12/31/10      3,002,424
  5,885   Apptis, Inc.,
          Term Loan.............................................      B2     B+   6.22 to     01/05/10      5,973,529
                                                                                  8.00
  4,950   ARINC, Inc.,
          Term Loan.............................................      Ba3    BB   4.78        03/10/11      5,030,438
  6,930   CACI International, Inc.,
          Term Loan.............................................      Ba2    BB   4.96        05/03/11      7,038,281
  5,423   Ceradyne, Inc.,
          Term Loan.............................................      Ba3    BB-  4.88 to     08/18/11      5,510,870
                                                                                  5.00
  4,687   DRS Technologies, Inc.,
          Term Loan.............................................      Ba3    BB-  4.64 to     11/04/10      4,750,820
                                                                                  5.17
 11,700   DynCorp, International, LLC,
          Term Loan.............................................      B2     B+   6.06        02/11/11     11,802,375
  3,686   ILC Industries, Inc.,
          Term Loan.............................................      NR     NR   5.81        08/05/10      3,727,947
 10,331   K&F Industries, Inc.,
          Term Loan.............................................      B2     B+   5.52 to     11/16/12     10,517,429
                                                                                  5.67
  5,300   SI International, Inc.,
          Term Loan.............................................      B1     B+   5.78        02/09/11      5,396,062
 15,476   The Titan Corp.,
          Term Loan.............................................      Ba3    BB-  5.54 to     06/30/09     15,661,772
                                                                                  7.00
  2,768   The Titan Corp.,
          Revolving Credit Agreement (b)........................      Ba3    BB-  5.82 to     05/23/08      2,760,663
                                                                                  7.25
  6,926   Transdigm, Inc.,
          Term Loan.............................................      B1     B+   5.30        07/22/10      7,036,679
  5,374   United Defense Industries, Inc.,
          Term Loan (b).........................................      Ba2    BB+  5.07        08/13/09      5,385,389
  5,775   Wyle Laboratories, Inc.,
          Term Loan.............................................      NR     B+   5.50        01/28/11      5,876,062
                                                                                                         ------------
                                                                                                          115,914,965
                                                                                                         ------------
          AUTOMOTIVE   5.7%
  9,701   Accuride Corp.,
          Term Loan (b).........................................      B2     B+   5.25 to     01/31/12      9,708,990
                                                                                  5.50

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings                 Stated
(000)          Borrower                                                Moody's   S&P  Coupon    Maturity *     Value
------         -----------------------------------------------------  ---------  ---  -------  -----------  ----------
               AUTOMOTIVE (CONTINUED)
 3,591         Affinia Group, Inc.,
               Term Loan............................................     B2      BB-  5.44     11/30/11      3,638,581
14,021         Federal-Mogul Corp.,
               Term Loan (c)........................................     NR      NR   6.81     12/09/05     14,055,961
15,384         Federal-Mogul Corp.,
               Revolving Credit Agreement (c).......................     NR      NR   6.81     12/09/05     15,421,970
 2,469         Heartland Automotive Holdings, Inc.,
               Term Loan............................................     NR      NR   6.11 to  01/31/10 to   2,468,805
                                                                                      9.86     01/31/12
 8,576         MetoKote Corp.,
               Term Loan............................................     B1      B+   8.00     08/13/10      8,747,716
 6,452         Polypore, Inc.,
               Term Loan............................................     B1      B    5.35     11/12/11      6,532,144
11,661         Safelite Glass Corp.,
               Term Loan............................................     NR      NR   8.10 to  09/30/07     10,582,219
                                                                                      8.60
 3,818         Tenneco Automotive, Inc.,
               Term Loan............................................     B1      B+   5.12     12/12/10      3,897,132
11,870         TRW Automotive, Inc.,
               Term Loan (b)........................................     Ba2     BB+  3.88 to  10/29/10 to  11,919,742
                                                                                      4.38     06/30/12
 1,933         United Components, Inc.,
               Term Loan............................................     B1      BB-  5.29     06/30/10      1,959,917
                                                                                                            ----------
                                                                                                            88,933,177
                                                                                                            ----------
               BEVERAGE, FOOD & TOBACCO   11.4%
 8,955         Acosta Sales Co., Inc.,
               Term Loan............................................     NR      NR   5.41 to  08/10/10      9,078,131
                                                                                      5.78
13,157         Birds Eye Foods, Inc.,
               Term Loan............................................     B1      B+   5.81     06/30/08     13,381,816
 4,205         Commonwealth Brands, Inc.,
               Term Loan............................................     NR      NR   6.38     08/28/07      4,270,519
19,433         Constellation Brands, Inc.,
               Term Loan............................................     Ba2     BB   4.56 to  11/30/11     19,625,309
                                                                                      5.19
   500         Culligan International Co.,
               Term Loan............................................     B1      B+   5.41     09/30/11        507,396
 5,970         Doane Pet Care Co.,
               Term Loan............................................     B2      B+   6.37 to  11/05/09      6,085,669
                                                                                      7.38
 7,373         Dole Food Co., Inc.,
               Term Loan............................................     Ba3     BB   4.50 to  04/18/12      7,437,759
                                                                                      6.25
 6,900         Dole Holding Co.,
               Term Loan............................................     B3      B    8.00     07/21/10      7,167,375

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings                 Stated
(000)          Borrower                                                Moody's   S&P  Coupon    Maturity *     Value
------         -----------------------------------------------------  ---------  ---  -------  -----------  -----------
               BEVERAGE, FOOD & TOBACCO (CONTINUED)
19,919         DS Waters Enterprises, LP,
               Term Loan............................................     B3      B-   7.27 to  11/07/09      19,147,119
                                                                                      7.59
 6,822         Luigino's, Inc.,
               Term Loan............................................     B1      B+   5.94 to  04/02/11       6,889,858
                                                                                      6.13
 6,389         Michael Foods, Inc.,
               Term Loan............................................     B1      B+   4.84 to  11/21/10       6,485,100
                                                                                      5.10
 5,250         National Dairy Holdings, LP,
               Term Loan............................................     B1      NR   4.97     03/15/12       5,318,906
 1,990         OSI Foods GMBH & Co. KG,
               Term Loan............................................     NR      NR   5.34     09/02/11       2,017,362
 4,478         OSI Group, LLC,
               Term Loan............................................     NR      NR   5.34     09/02/11       4,539,066
 2,488         OSI-Holland Finance B.V.,
               Term Loan............................................     NR      NR   5.34     09/02/11       2,521,703
 8,736         Pierre Foods, Inc.,
               Term Loan............................................     B1      B+   5.44 to  06/30/10       8,837,923
                                                                                      5.69
32,638         Pinnacle Foods, Inc.,
               Term Loan............................................     B1      B+   6.04 to  11/25/10      33,041,069
                                                                                      6.37
 7,409         Southern Wine & Spirits of America, Inc.,
               Term Loan............................................     NR      NR   5.35     07/02/08       7,520,272
 4,887         Sunny Delight Beverage Co.,
               Term Loan (b)........................................     B1      B+   6.79 to  08/20/10       4,825,732
                                                                                      10.04
 5,062         Swift & Co.,
               Term Loan............................................     Ba2     BB   5.39 to  09/19/08       5,157,079
                                                                                      5.59
 4,000         Volume Services America, Inc.,
               Term Loan............................................     B2      NR   6.43 to  10/01/10       4,040,000
                                                                                      7.00
    98         Volume Services America, Inc.,
               Revolving Credit Agreement...........................     B2      NR   7.25     04/01/10          97,308
                                                                                                            -----------
                                                                                                            177,992,471
                                                                                                            -----------
               BROADCASTING - CABLE   11.0%
 2,228         Cebridge Connections, Inc.,
               Term Loan............................................     NR      NR   5.87 to  02/23/09       2,241,422
                                                                                      6.40
 3,300         Century Cable Holdings, LLC,
               Term Loan (c)........................................     NR      NR   7.75     06/30/09       3,272,303
61,564         Charter Communications Operating, LLC,
               Term Loan (b)........................................     B2      B    6.19 to  04/27/10 to   60,922,645
                                                                                      6.44     04/27/11

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings                 Stated
(000)          Borrower                                                Moody's   S&P  Coupon    Maturity *     Value
------         -----------------------------------------------------  ---------  ---  -------  -----------  -----------
               BROADCASTING - CABLE (CONTINUED)
 9,593         Frontiervision Operating Partners, LP,
               Term Loan (c)........................................     NR      NR   7.15 to  09/30/05 to    9,654,865
                                                                                      7.28     03/31/06
 2,354         Frontiervision Operating Partners, LP,
               Revolving Credit Agreement (c).......................     NR      NR   7.15     10/31/05       2,367,839
10,873         Hilton Head Communications, LP,
               Term Loan (c)........................................     NR      NR   7.00     03/31/08      10,738,695
 9,860         Hilton Head Communications, LP,
               Revolving Credit Agreement (c).......................     NR      NR   5.75     09/30/07       9,675,125
18,269         Insight Midwest Holdings, LLC,
               Term Loan............................................     Ba3     BB   5.75     12/31/09      18,563,717
 5,012         MCC Iowa, LLC,
               Term Loan (b)........................................     Ba3     BB+  5.25 to  09/30/10       5,028,961
                                                                                      5.59
34,245         Olympus Cable Holdings, LLC,
               Term Loan (c)........................................     NR      NR   7.00 to  06/30/10 to   33,946,347
                                                                                      7.75     09/30/10
10,871         Parnassos, LP,
               Term Loan (c)........................................     NR      NR   5.75     06/30/07      10,866,764
 4,753         Parnassos, LP,
               Revolving Credit Agreement (c).......................     NR      NR   5.75     06/30/07       4,745,703
                                                                                                            -----------
                                                                                                            172,024,386
                                                                                                            -----------
               BROADCASTING - DIVERSIFIED   1.2%
 7,800         DIRECTV Holdings, LLC,
               Term Loan (b)........................................     Ba1     BB   4.45     04/13/13       7,832,175
 6,975         Emmis Operating Co.,
               Term Loan............................................     Ba2     B+   4.66     11/10/11       7,072,845
 3,900         Entravision Communications Corp.,
               Term Loan............................................     B1      B+   4.75 to  02/24/12       3,966,249
                                                                                      4.84
                                                                                                            -----------
                                                                                                             18,871,269
                                                                                                            -----------
               BROADCASTING - RADIO   0.8%
 9,011         Spanish Broadcasting Systems, Inc.,
               Term Loan............................................     B1      B+   6.32     10/30/09       9,157,365
 3,500         Susquehanna Media Co.,
               Term Loan............................................     Ba2     BB-  5.07 to  03/31/12       3,532,812
                                                                                      5.25
                                                                                                            -----------
                                                                                                             12,690,177
                                                                                                            -----------
               BROADCASTING - TELEVISION   0.8%
 7,481         Gray Television Inc.,
               Term Loan............................................     Ba2     B+   4.61 to  06/30/11       7,580,998
                                                                                      6.75

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings                 Stated
(000)          Borrower                                                Moody's   S&P  Coupon    Maturity *    Value
------         -----------------------------------------------------  ---------  ---  -------  -----------  ----------
               BROADCASTING - TELEVISION (CONTINUED)
 5,369         NEP Supershooters, LP,
               Term Loan............................................     B1      B    7.12 to  02/03/11      5,465,816
                                                                                      8.50
                                                                                                            ----------
                                                                                                            13,046,814
                                                                                                            ----------
               BUILDINGS & REAL ESTATE   6.3%
 4,200         AIMCO Properties, LP,
               Term Loan............................................     NR      NR   4.75     11/02/09      4,273,500
 7,731         CB Richard Ellis Services, Inc.,
               Term Loan............................................     Ba3     B+   4.69 to  03/31/10      7,793,330
                                                                                      6.75
 2,323         Central Parking Corp.,
               Term Loan............................................     Ba3     BB-  5.09     03/31/10      2,361,653
 3,137         Corrections Corp. of America,
               Term Loan (b)........................................     Ba3     BB   4.89 to  03/31/08      3,152,751
                                                                                      4.92
   140         Corrections Corp. of America,
               Revolving Credit Agreement (b).......................     Ba3     BB   6.65     03/31/06        139,300
 3,855         Crescent Real Estate Equities Co.,
               Term Loan............................................     NR      NR   5.11     01/12/06      3,887,876
44,873         General Growth, LLC,
               Term Loan (b)........................................     Ba2     BB+  5.10 to  11/12/07 to  45,214,136
                                                                                      5.11     11/12/08
 1,651         GEO Group, Inc.,
               Term Loan............................................     Ba3     BB-  5.50 to  07/09/09      1,675,466
                                                                                      5.69
 6,000         Landsource Communities Development, LLC,
               Term Loan............................................     NR      NR   5.50     03/31/10      6,082,500
14,500         Macerich Partnership, LP,
               Term Loan (b)........................................     NR      NR   6.25 to  04/25/06 to  14,508,750
                                                                                      6.35     04/25/10
 4,500         South Edge, LLC,
               Term Loan (b)........................................     NR      NR   4.44 to  10/31/07 to   4,542,812
                                                                                      4.69     10/31/09
 5,000         WFP Tower Co., LP,
               Term Loan (b)........................................     NR      NR   5.10     03/31/06      5,004,690
                                                                                                            ----------
                                                                                                            98,636,764
                                                                                                            ----------
               BUSINESS EQUIPMENT 0.9%
 4,862         Katun Corp.,
               Term Loan............................................     NR      B+   7.34     06/30/09      4,874,656
 9,257         Verifone, Inc.,
               Term Loan............................................     B1      B+   5.69 to  06/30/11 to   9,417,001
                                                                                      9.19     12/31/11

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings                 Stated
(000)          Borrower                                                Moody's   S&P  Coupon    Maturity *    Value
------         -----------------------------------------------------  ---------  ---  -------  -----------  -----------
               BUSINESS EQUIPMENT (CONTINUED)
                                                                                                            -----------
                                                                                                             14,291,657
                                                                                                            -----------
               CHEMICALS, PLASTICS & RUBBER   12.5%
 1,795         Becker-Underwood, Inc.,
               Term Loan............................................     NR      NR   7.00 to  09/30/11 to    1,794,600
                                                                                      9.75     03/31/12
 6,500         Brenntag AG, (Germany),
               Term Loan............................................     B1      BB-  5.88     02/27/12       6,594,523
18,644         Celenese AG, (Germany),
               Term Loan............................................     B1      B+   5.63     04/06/11      18,939,028
 4,462         Hercules, Inc.,
               Term Loan............................................     Ba1     BB   4.84 to  10/08/10       4,526,591
                                                                                      4.87
40,200         Huntsman, LLC,
               Term Loan (b)........................................     B1      BB-  6.05     03/31/10      40,863,300

20,301         Huntsman ICI Chemicals, LLC,
               Term Loan............................................     Ba3     BB-  5.50     12/31/10      20,661,378

10,964         ISP Chemco, Inc.,
               Term Loan............................................     Ba2     BB+  4.88 to  03/27/11      11,108,156
                                                                                      5.13
18,457         KOSA B.V., (Netherlands),
               Term Loan (b)........................................     Ba3     BB   4.84 to  04/30/10 to   18,809,368
                                                                                      5.38     04/29/11
 5,845         Kraton Polymers, LLC,
               Term Loan............................................     B1      B+   5.56 to  12/23/10       5,947,146
                                                                                      6.13
 3,000         Mosaic Co.,
               Term Loan............................................     Ba2     BB+  4.38 to  02/21/12       3,031,875
                                                                                      4.69
25,913         Nalco Co.,
               Term Loan (b)........................................     B1      BB-  4.92 to  11/04/09 to   26,326,018
                                                                                      7.25     11/04/10
10,300         PQ Corp.,
               Term Loan............................................     B1      B+   5.13     02/11/12      10,428,750
23,800         Rockwood Specialties Group, Inc.,
               Term Loan (b)........................................     B1      B+   5.43     07/30/12      24,104,949
 1,950         Unifrax Corp.,
               Term Loan............................................     B1      B+   5.38     03/29/12       1,981,669
                                                                                                            -----------
                                                                                                            195,117,351
                                                                                                            -----------
               CONSTRUCTION MATERIAL   2.5%
10,200         Builders FirstSource, Inc.,
               Term Loan............................................     B1      B+   5.41     08/11/11      10,340,250
 1,965         Building Materials Holding Corp.,
               Term Loan............................................     Ba2     BB-  5.35     08/21/10       1,984,650
 6,717         Compression Polymers Corp.,
               Term Loan............................................     B1      B    6.14     03/12/10       6,794,606

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings                 Stated
(000)          Borrower                                                Moody's   S&P  Coupon    Maturity *    Value
------         -----------------------------------------------------  ---------  ---  -------  -----------  ----------
               CONSTRUCTION MATERIAL (CONTINUED)
 4,190         Contech Construction Products, Inc,
               Term Loan............................................      Ba3    BB-  5.54 to  12/07/10      4,262,816
                                                                                      7.25
 3,741         Interline Brands, Inc.,
               Term Loan............................................      B1     BB-  5.34     12/31/10      3,787,383
   674         Itron, Inc.,
               Term Loan............................................      Ba3    BB-  4.75     07/01/11        678,072
 2,594         Juno Lighting, Inc.,
               Term Loan............................................      B1     B+   5.37 to  11/21/10      2,639,488
                                                                                      7.25
 1,684         National Waterworks, Inc.,
               Term Loan............................................      B1     B+   5.60     11/22/09      1,710,331
 2,340         Professional Paint, Inc.,
               Term Loan............................................      NR     NR   6.06 to  09/30/11      2,372,175
                                                                                      6.38
   978         Sensus Metering Systems, Inc.,
               Term Loan............................................      B2     B+   5.35 to  12/17/10        987,319
                                                                                      5.58
 2,997         Werner Holding Co., Inc.,
               Term Loan............................................      B3     B-   6.34 to  06/11/09      2,935,905
                                                                                      6.45
                                                                                                            ----------
                                                                                                            38,492,995
                                                                                                            ----------
               CONTAINERS, PACKAGING & GLASS   7.7%
 3,125         BWAY Corp.,
               Term Loan............................................      B1     B+   5.25     06/30/11      3,172,975
 1,787         Consolidated Container Co., LLC,
               Term Loan............................................      B2     B-   6.69     12/15/08      1,809,948
24,293         Dr. Pepper/Seven Up Bottling Group, Inc.,
               Term Loan............................................      B1     NR   5.08 to  12/19/10     24,724,290
                                                                                      5.34
 7,182         Graham Packaging Co.,
               Term Loan............................................      B2     B    5.50 to  10/07/11      7,285,880
                                                                                      5.69
16,161         Graphic Packaging International Corp.,
               Term Loan............................................      B1     B+   5.29 to  06/30/10     16,409,040
                                                                                      5.91
 1,495         Graphic Packaging International Corp.,
               Revolving Credit Agreement...........................      B1     B+   5.68 to  08/08/09      1,457,376
                                                                                      6.07
 4,276         Impress Metal Packaging Holding B.V., (Netherlands),
               Term Loan............................................      NR     B+   6.03     12/31/06      4,297,283
 4,268         Kranson Industries, Inc.,
               Term Loan............................................      NR     NR   5.85     07/30/11      4,331,766

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                   Ratings                 Stated
(000)          Borrower                                                Moody's   S&P  Coupon    Maturity *    Value
------         -----------------------------------------------------  ---------  ---  -------  -----------  -----------
               CONTAINERS, PACKAGING & GLASS (CONTINUED)
14,291         Owens-Illinois, Inc.,
               Term Loan............................................     B1      BB-  5.53 to  04/01/07 to   14,572,529
                                                                                      5.85     04/01/08
 8,239         Packaging Dynamics,
               Term Loan............................................     NR      NR   5.10 to  09/29/08 to    8,278,834
                                                                                      5.35     09/29/09
 6,811         Ranpak Corp.,
               Term Loan............................................     NR      NR   6.26 to  03/15/10 to    6,821,295
                                                                                      9.45     03/17/11
10,151         Smurfit-Stone Container Corp.,
               Term Loan (b)........................................     Ba3     BB-  4.69 to  11/01/11      10,323,246
                                                                                      4.94
 3,841         Smurfit-Stone Container Corp.,
               Revolving Credit Agreement...........................     Ba3     BB-  5.19 to  11/01/09       3,788,679
 7,425         Solo Cup, Inc.,                                                        7.00
               Term Loan............................................     B1      B+   5.00 to  02/27/11       7,523,381
 5,940         U.S. Can Corp.,                                                        5.09
               Term Loan (b)........................................     B3      B    6.87 to  01/10/10       5,969,700
                                                                                      6.94
                                                                                                            -----------
                                                                                                            120,766,222
                                                                                                            -----------
               DIVERSIFIED MANUFACTURING   1.0%
 2,597         Chart Industries, Inc,
               Term Loan............................................     NR      NR   6.63     09/15/09       2,603,096
12,267         Mueller Group, Inc.,
               Term Loan............................................     B2      B+   5.64 to  04/23/11      12,412,758
                                                                                      5.94
                                                                                                            -----------
                                                                                                             15,015,854
                                                                                                            -----------
               ECOLOGICAL   4.5%
35,262         Allied Waste North America, Inc.,
               Term Loan (b)........................................     B1      BB   5.00 to  01/15/12      35,384,431
 1,470         Casella Waste Systems, Inc.,                                           5.37
               Term Loan............................................     B1      BB-  5.69 to  05/11/07       1,486,998
                                                                                      5.75
 6,451         Duratek, Inc.,
               Term Loan............................................     B1      BB-  6.00 to  12/16/09       6,467,187
 7,000         Envirocare of Utah, LLC,                                               6.55
               Term Loan (b)........................................     NR      NR   6.11 to  04/13/10       6,967,187
                                                                                      8.86
 2,728         Environmental Systems Products Holdings,
               Term Loan............................................     Caa1    NR   6.39 to  12/12/08 to    2,799,826
                                                                                      13.19    12/12/10

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                                Bank Loan
Amount                                                                    Ratings                Stated
(000)          Borrower                                                Moody's   S&P  Coupon    Maturity *     Value
------         -----------------------------------------------------  ---------  ---  -------  -----------   ----------
               ECOLOGICAL (CONTINUED)
 6,813         Great Lakes Dredge & Dock Corp.,
               Term Loan............................................      B3     B-   6.28 to  12/22/10       6,897,761
                                                                                      6.60
 1,500         Safety-Kleen Corp.,
               Term Loan (b)........................................      NR     NR   9.93     09/15/08       1,500,000
 3,564         Waste Services, Inc.,
               Term Loan............................................      Caa1   B-   7.04 to  03/31/11       3,597,412
                                                                                      7.87
   700         Waste Services, Inc.,
               Revolving Credit Agreement...........................      Caa1   B-   7.32 to  04/29/09         686,000
                                                                                      7.63
 3,930         Wastequip, Inc.,
               Term Loan............................................      NR     NR   6.50     12/31/10       3,939,414
                                                                                                             ----------
                                                                                                             69,726,216
                                                                                                             ----------
               EDUCATION & CHILD CARE 0.2%
 2,929         Educate Operating Co., LLC,
               Term Loan............................................      B1     B+   5.14     03/31/12       2,965,525
                                                                                                             ----------


               ELECTRONICS   6.6%
 7,500         AMI Semiconductor, Inc.,
               Term Loan............................................      Ba3    BB-  4.36     04/01/12       7,551,562
 7,000         Amkor Technology, Inc.,
               Term Loan............................................      B1     B+   7.37     10/27/10       7,236,250
 8,872         Audio Visual Services Corp.,
               Term Loan............................................      NR     NR   6.94     03/04/06       9,359,848
 4,178         Automata, Inc.,
               Term Loan (a)(c)(i)..................................      NR     NR   7.88     02/28/03 to            0
                                                                                               02/28/04
 2,394         Fairchild Semiconductor Corp.,
               Term Loan............................................      Ba3    BB-  4.69     12/31/10       2,432,902
10,929         Knowles Electronics, Inc.,
               Term Loan............................................      B3     NR   8.40     06/29/07      11,024,158
   540         Knowles Electronics, Inc.,
               Revolving Credit Agreement...........................      B3     NR   6.75     06/30/06         531,900
 4,620         Memec Group Ltd., (England),
               Term Loan............................................      B2     B    5.53 to  04/30/09 to    4,704,375
                                                                                      11.06    06/15/10
22,145         ON Semiconductor Corp.,
               Term Loan............................................      B3     B    6.13     12/15/11      22,448,987
11,700         Seagate Technologies, Inc.,
               Term Loan............................................      Ba1    BB+  5.06     05/13/07      11,926,688
 9,000         Spectrum Brands, Inc.,
               Term Loan............................................      B1     B+   4.77 to  02/06/12       9,165,942
                                                                                      5.13
10,613         UGS Corp.,
               Term Loan............................................      B1     B+   4.87     03/31/12      10,825,515
 5,387         Viasystems, Inc.,
               Term Loan............................................      B2     NR   7.38 to  09/30/09       5,442,611
                                                                                      7.64

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                           Bank Loan
 Amount                                                               Ratings                           Stated
 (000)                  Borrower                                   Moody's    S&P           Coupon     Maturity *       Value
 -----                  --------                                   -------    ---           ------     ----------       -----
          ELECTRONICS (CONTINUED)
                                                                                                                     -----------
                                                                                                                     102,650,738
                                                                                                                     -----------

          ENTERTAINMENT & LEISURE   11.7%

 3,000    Alliance Atlantis Communications, Inc.,
          Term Loan ...........................................     Ba2       BB        4.76 to       12/20/11         3,017,814
                                                                                        4.78

 4,075    Detroit Red Wings, Inc.,
          Term Loan ...........................................     NR        NR        5.84          08/30/06         4,092,780

 6,500    Fender Musical Instruments Corp.,
          Term Loan (b) .......................................     B1        B-        7.00 to       03/30/12 to      6,505,000
                                                                                        9.25          09/30/12

 4,398    Festival Fun Parks, LLC,
          Term Loan ...........................................     NR        NR        7.81 to       06/30/07 to      4,379,439
                                                                                        8.31          12/31/07
59,692    Metro-Goldwyn-Mayer Studios, Inc.,
          Term Loan (b) .......................................     NR        NR        5.38          04/08/11 to     59,803,450
                                                                                                      04/08/12

   442    Metro-Goldwyn-Mayer Studios, Inc.,
          Revolving Credit Agreement (b) ......................     NR        NR        5.45 to       04/08/10           440,096
                                                                                        5.54

10,158    Mets II, LLC,
          Term Loan ...........................................     NR        NR        6.27          12/31/06        10,323,406

 4,200    New Jersey Basketball, LLC,
          Term Loan ...........................................     NR        NR        6.56          08/16/08         4,200,000

 1,651    Panavision, Inc.,
          Term Loan ...........................................     B3        CCC+      9.40 to       01/12/07         1,688,954
                                                                                        9.64

 7,702    Pure Fishing, Inc.,
          Term Loan ...........................................     B2        BB-       5.85 to       09/30/10 to      7,780,842
                                                                                        8.50          03/31/11
28,895    Regal Cinemas, Inc.,
          Term Loan ...........................................     Ba3       BB-       4.84          11/10/10        29,354,648

 8,720    Six Flags Theme Parks, Inc.,
          Term Loan (b) .......................................     B1        B-        5.38          06/30/09         8,762,827

   762    Six Flags Theme Parks, Inc.,
          Revolving Credit Agreement ..........................     B1        B-        5.36 to       06/30/08           749,418
                                                                                        5.52

 5,816    Tigers Ballpark, LLC,
          Term Loan ...........................................     NR        NR        5.63          12/01/06         5,826,639

10,259    True Temper, Inc.,
          Term Loan ...........................................     B2        B         5.66 to       03/15/11        10,309,987
                                                                                        7.75

 5,985    Universal City Development Partners, LP,
          Term Loan ...........................................     Ba3       BB-       4.82 to       06/09/11         6,078,516
                                                                                        5.10

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                            Bank Loan
 Amount                                                               Ratings                           Stated
 (000)                  Borrower                                   Moody's    S&P        Coupon        Maturity *      Value
 -----                  --------                                   -------    ---        ------        ----------      -----
          ENTERTAINMENT & LEISURE (CONTINUED)

12,375    Warner Music Group,
          Term Loan ...........................................     B1        B+        5.32          02/28/11       12,491,016


 4,382    Worldwide Sports & Recreation, Inc.,
          Term Loan ...........................................     NR        NR        7.34          12/31/06        4,393,348

 2,263    Yankees Holdings, LP,
          Term Loan ...........................................     NR        NR        5.25 to       06/25/07        2,299,629
                                                                                        5.41
                                                                                                                    -----------
                                                                                                                    182,497,809
                                                                                                                    -----------

          FARMING & AGRICULTURE   0.1%

 1,954    Central Garden & Pet Co.,
          Term Loan ...........................................     Ba2       BB+       4.66 to       05/15/09        1,975,706
                                                                                        4.81
                                                                                                                    -----------
          FINANCE   3.5%

 3,936    DCS Business Services, Inc.,
          Term Loan ...........................................     NR        NR        6.77 to       02/04/11 to     3,945,673
                                                                                        8.99          08/03/11
20,813    Fidelity National Information Solutions, Inc.,
          Term Loan (b) .......................................     Ba3       BB        4.66          03/09/13       20,760,469

 5,006    Outsourcing Solutions,
          Term Loan ...........................................     NR        NR        7.89          12/09/08        5,039,924

 6,994    Rent-A-Center, Inc.,
          Term Loan ...........................................     Ba2       BB+       4.46          06/30/10        7,103,411

 8,114    Risk Management Assurance Co.,
          Term Loan ...........................................     NR        NR        7.07          12/21/06        7,708,469

10,755    Transfirst Holdings, Inc.,
          Term Loan (b) .......................................     NR        NR        7.13 to       03/31/10 to    10,807,941
                                                                                        10.63         03/31/11
                                                                                                                    -----------
                                                                                                                     55,365,887
                                                                                                                    -----------

          HEALTHCARE   8.3%

 7,410    Ameripath, Inc.,
          Term Loan ...........................................     B2        B+        6.31          03/27/10        7,474,577

 6,274    AMN Healthcare Services, Inc.,
          Term Loan ...........................................     Ba2       BB-       6.10          10/02/08        6,348,010

 9,358    Ardent Health Services,
          Term Loan (b) .......................................     B1        B+        5.34          08/12/11        9,375,546

41,415    Community Health Systems, Inc.,
          Term Loan (b) .......................................     Ba3       BB-       4.64          08/19/11       41,928,456

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                            Bank Loan
 Amount                                                               Ratings                           Stated
 (000)                  Borrower                                   Moody's    S&P        Coupon        Maturity *     Value
 -----                  --------                                   -------    ---        ------        ----------     -----
          HEALTHCARE (CONTINUED)

 6,927    Concentra Operating Corp.,
          Term Loan ...........................................     B1        B+        5.10 to       06/30/10       7,033,858
                                                                                        5.37

11,019    FHC Health Systems, Inc.,
          Term Loan ...........................................     B2        B         8.91 to       12/18/09 to   11,208,575
                                                                                        11.91         02/09/11
 2,000    Healthtronics, Inc.,
          Term Loan ...........................................     Ba3       BB-       4.81          03/23/11       1,997,500

 6,000    LifePoint Hospitals, Inc.,
          Term Loan ...........................................     Ba3       BB        4.58          04/15/12       6,018,750

 4,171    Medcath Holdings Corp.,
          Term Loan ...........................................     B2        B+        5.55 to       06/30/11       4,231,458
                                                                                        7.00
 2,819    Multiplan, Inc.,
          Term Loan ...........................................     Ba3       B+        5.85          03/04/09       2,837,066

 3,828    PacifiCare Health Systems, Inc.,
          Term Loan ...........................................     Ba2       BBB-      4.25 to       12/13/10       3,861,495
                                                                                        4.94

16,500    Select Medical Corp.,
          Term Loan (b) .......................................     B1        BB-       4.63          02/24/12      16,477,312

 1,900    Select Medical Corp.,
          Revolving Credit Agreement (b) ......................     B1        BB-       5.38 to       02/24/11       1,881,000
                                                                                        5.56

 2,978    Sterigenics International, Inc.,
          Term Loan ...........................................     B2        B+        6.01          06/14/11       3,014,719

 4,892    Triad Hospitals, Inc.,
          Term Loan ...........................................     Ba2       BB        5.32          09/30/08       4,976,767

   300    Triad Hospitals, Inc.,
          Revolving Credit Agreement (b) ......................     Ba2       BB        4.95          03/31/07         298,500
                                                                                                                   -----------
                                                                                                                   128,963,589
                                                                                                                   -----------
          HEALTHCARE & BEAUTY   2.5%

 7,800    American Safety Razor Co.,
          Term Loan ...........................................     Caa1      CCC+      5.64 to       02/28/12 to    7,933,500
                                                                                        9.38          08/28/12
 3,914    CEI Holdings, Inc.,
          Term Loan ...........................................     NR        NR        5.44 to       12/03/10 to    3,952,355
                                                                                        9.76          12/03/11
 8,030    Del Laboratories, Inc.,
          Term Loan............................................     B1        B         5.00 to       07/27/11       8,092,612
                                                                                        5.55
 2,998    Marietta Intermediate Holding Corp.,
          Term Loan ...........................................     NR        NR        6.14 to       12/17/10 to    3,048,166
                                                                                        10.14         12/17/11
 3,500    MD Beauty, Inc.,
          Term Loan ...........................................     B2        B         6.28 to       02/18/12       3,543,750
                                                                                        6.37
13,139    Prestige Brands Holdings, Inc.,
          Term Loan ...........................................     B1        B+        5.18 to       04/06/11      13,330,804
                                                                                        7.50

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                            Bank Loan
 Amount                                                               Ratings                           Stated
 (000)                  Borrower                                   Moody's    S&P        Coupon        Maturity *      Value
 -----                  --------                                   -------    ---        ------        ----------      -----
          HEALTHCARE & BEAUTY (CONTINUED)
                                                                                                                     ----------
                                                                                                                     39,901,187
                                                                                                                     ----------
          HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS   2.1%

 6,103    Formica Corp.,
          Term Loan ...........................................     NR        NR        7.74 to       06/10/10        6,164,526
                                                                                        9.25

 4,250    Hunter Fan Co.,
          Term Loan ...........................................     B1        B         5.69 to       03/24/12        4,244,688
                                                                                        7.00

 1,380    Imperial Home Decor Group, Inc.,
          Term Loan (a)(d)(i) .................................     NR        NR        12.25         04/04/06           34,490

 8,739    National Bedding Co.,
          Term Loan ...........................................     Ba3       BB-       4.88 to       12/31/10        8,858,850
                                                                                        5.38

13,839    Sealy Mattress Co.,
          Term Loan (b) .......................................     B1        B+        4.73 to       04/06/12       13,919,431
                                                                                        6.25

   125    Sealy Mattress Co.,
          Revolving Credit Agreement ..........................     B1        B+        7.00          04/06/10          122,500
                                                                                                                     ----------
                                                                                                                     33,344,485
                                                                                                                     ----------

          HOTELS, MOTELS, INNS & GAMING   13.7%

 7,521    Alliance Gaming Corp.,
          Term Loan (b) .......................................     Ba3       BB-       5.65          09/04/09        7,510,086

 3,164    Ameristar Casinos, Inc.,
          Term Loan ...........................................     Ba3       BB        5.06          12/20/06        3,217,012

 4,963    Boyd Gaming Corp.,
          Term Loan ...........................................     Ba2       BB        4.53 to       06/30/11        5,029,186
                                                                                        5.13

18,071    CNL Hospitality Partners, LP,
          Term Loan ...........................................     NR        NR        5.06 to       10/13/06 to    18,242,623
                                                                                        5.39          02/09/08

 2,688    Global Cash Access, LLC,
          Term Loan ...........................................     B2        B+        5.31          03/10/10        2,730,431

 7,906    Greektown Casino, LLC,
          Term Loan ...........................................     NR        NR        6.25 to       12/31/05        7,950,496
                                                                                        6.59

 4,950    Green Valley Ranch Gaming, LLC,
          Term Loan ...........................................     B1        NR        5.10          12/24/10        5,027,439

 4,200    Herbst Gaming, Inc.,
          Term Loan ...........................................     B1        B+        5.34 to       01/31/11        4,273,500
                                                                                        5.63

 5,858    Interstate Operating Co., LP,
          Term Loan ...........................................     B2        B         8.63          01/14/08        5,865,814

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                            Bank Loan
 Amount                                                               Ratings                           Stated
 (000)                  Borrower                                   Moody's    S&P       Coupon         Maturity *   Value
 -----                  --------                                   -------    ---       ------         ----------   -----
          HOTELS, MOTELS, INNS & GAMING (CONTINUED)

 2,386    Isle of Capri Casinos, Inc.,
          Term Loan ...........................................     Ba2       BB-       4.57 to       02/04/11      2,421,118
                                                                                        4.84
 8,828    Kuilima Resort Co.,
          Term Loan ...........................................     NR        NR        5.60 to       06/29/07 to   8,805,889
                                                                                        5.92          09/29/07
 2,394    Marina District Finance Co.,
          Term Loan ...........................................     NR        NR        4.84 to       10/20/11      2,424,923
                                                                                        5.13
 7,339    MGM Mirage,
          Term Loan ...........................................     Ba2       BB        5.13          11/22/09      7,341,570

18,837    MGM Mirage,
          Revolving Credit Agreement ..........................     Ba2       BB        4.92          11/22/09     18,649,026

43,377    Planet Hollywood International, Inc.,
          Term Loan (b) .......................................     B3        B-        6.10          09/01/10     43,567,070

   104    Planet Hollywood International, Inc.,
          Term Loan (b) (g) ...................................     B3        B-        7.10          09/01/10        104,503

 7,200    Ruffin Gaming, LLC,
          Term Loan ...........................................     NR        NR        6.25          07/14/07      7,308,000

 6,883    Scientific Games Corp.,
          Term Loan ...........................................     Ba2       BB        4.82          12/23/09      6,968,784

 4,200    Seminole Tribe of Florida, Inc.,
          Term Loan ...........................................     NR        BB        5.38          09/30/11      4,215,750

 3,932    United Auburn Indian Community,
          Term Loan ...........................................     Ba3       BB+       7.59          01/24/09      3,952,095

14,923    Venetian Casino Resorts, LLC,
          Term Loan ...........................................     B1        BB-       4.81          06/15/11     15,029,404

19,632    Wyndham International, Inc.,
          Term Loan (b) .......................................     NR        B         7.69 to       04/01/06 to  19,692,150
                                                                                        8.69          06/30/06
   692    Wyndham International, Inc.,
          Revolving Credit Agreement (b) ......................     NR        B         8.88          04/01/06        690,645

13,250    Wynn Las Vegas, LLC,
          Term Loan ...........................................     B2        B+        5.18          12/14/11     13,467,380
                                                                                                                  -----------
                                                                                                                  214,484,894
                                                                                                                  -----------
          INSURANCE   3.8%

 8,933    Alliant Resources Group, Inc.,
          Term Loan ...........................................     B2        B         6.59 to       08/31/11      8,988,328
                                                                                        8.00

 4,950    Bristol West Holdings, Inc.,
          Term Loan ...........................................     Ba1       BB+       5.09          02/18/11      4,974,750

 2,867    CCC Information Services Group, Inc.,
          Term Loan ...........................................     B1        B+        5.81          08/20/10      2,902,524

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                            Bank Loan
 Amount                                                                Ratings                          Stated
 (000)                  Borrower                                   Moody's    S&P       Coupon         Maturity *   Value
 -----                  --------                                   -------    ---       ------         ----------   -----
          INSURANCE (CONTINUED)

11,507    Conseco, Inc.,
          Term Loan ...........................................     B2        BB-       6.56          06/22/10    11,732,145

 7,937    Hilb, Rogal & Hamilton Co.,
          Term Loan (b) .......................................     Ba3       BB        4.88 to       12/15/09 to  8,041,549
                                                                                        5.38          12/15/11
 1,625    Mitchell International, Inc.,
          Term Loan ...........................................     B1        B+        6.09          08/15/11     1,653,862

 3,990    Universal American Financial Corp.,
          Term Loan ...........................................     NR        BBB-      5.37          03/31/09     4,019,925

11,144    USI Holdings Corp.,
          Term Loan ...........................................     B1        BB-       5.69          08/11/08    11,202,984

 5,393    Vertafore, Inc.,
          Term Loan ...........................................     NR        NR        5.62 to       12/22/10 to  5,477,147
                                                                                        8.87          12/22/11
                                                                                                                  ----------
                                                                                                                  58,993,214
                                                                                                                  ----------

          MACHINERY   1.1%

 4,158    Alliance Laundry Holdings, LLC,
          Term Loan ...........................................     B1        B         5.12          01/27/12     4,211,709

 2,394    Douglas Dynamics, LLC,
          Term Loan ...........................................     B1        BB-       5.02          12/16/10     2,411,955

 1,425    Flowserve Corp.,
          Term Loan ...........................................     Ba3       BB-       5.63 to       06/30/06 to  1,446,062
                                                                                        5.88          06/30/09
 6,284    Goodman Global Holdings, Inc.,
          Term Loan ...........................................     B2        B+        5.50          12/23/11     6,390,297

 2,475    United Rentals (North America), Inc.,
          Term Loan ...........................................     Ba3       BB        5.31          02/14/11     2,512,125
                                                                                                                  ----------
                                                                                                                  16,972,148
                                                                                                                  ----------
          MEDICAL PRODUCTS & SERVICES   3.5%

 2,322    Advanced Medical Optics, Inc.,
          Term Loan ...........................................     B1        BB-       4.84 to       06/25/09     2,357,527
                                                                                        4.97

 5,387    American Medical Instruments Holdings, Inc.,
          Term Loan ...........................................     B2        B+        5.94 to       12/09/10     5,447,098
                                                                                        6.05
 6,814    Center for Diagnostic Imaging, Inc.,
          Term Loan ...........................................     B2        B+        6.60          12/31/10     6,779,681

 1,875    Colgate Medical, Ltd., (England),
          Term Loan ...........................................     Ba2       BB-       5.09 to       12/30/08     1,898,438
                                                                                        5.10

 5,617    CONMED Corp.,
          Term Loan ...........................................     Ba3       BB-       5.01 to       12/15/09     5,687,755
                                                                                        5.10

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                            Bank Loan
 Amount                                                               Ratings                          Stated
 (000)                  Borrower                                   Moody's    S&P        Coupon       Maturity *     Value
 -----                  --------                                   -------    ---        ------       ----------     -----
          MEDICAL PRODUCTS & SERVICES (CONTINUED)

 7,918    Fisher Scientific International, Inc.,
          Term Loan ...........................................     Ba2       BBB        4.59          08/02/11     7,996,675

12,348    Insight Health,
          Term Loan (b) .......................................     B1        B          6.84 to       10/17/08    12,414,381
                                                                                         7.09
 4,358    Kinetics Concepts, Inc.,
          Term Loan ...........................................     Ba3       BB         4.85          08/11/10     4,427,454

   568    Rotech Healthcare, Inc.,
          Term Loan ...........................................     Ba2       BB         6.10          03/31/08       574,489

 3,600    The Cooper Cos., Inc.,
          Term Loan ...........................................     Ba3       BB         4.56          01/06/12     3,647,250

 3,204    VWR International, Inc.,
          Term Loan ...........................................     B2        B+         5.65          04/07/11     3,257,729
                                                                                                                   ----------
                                                                                                                   54,488,477
                                                                                                                   ----------
          MINING, STEEL, IRON & NON-PRECIOUS METALS   1.8%

 5,280    CII Carbon, LLC,
          Term Loan ...........................................     NR        NR         5.24          06/25/08     5,226,993

 5,627    New Enterprise Stone & Lime Co., Inc.,
          Term Loan ...........................................     NR        NR         6.14          07/30/10     5,687,180

14,019    Novelis, Inc.,
          Term Loan ...........................................     Ba2       BB-        4.50          01/06/12    14,243,861

 2,375    Techs Industries, Inc.,
          Term Loan ...........................................     NR        NR         5.35          01/14/10     2,386,875
                                                                                                                   ----------
                                                                                                                   27,544,909
                                                                                                                   ----------
          NATURAL RESOURCES   2.8%

21,376    El Paso Corp.,
          Term Loan (b) .......................................     B3        B-         5.88          11/23/09    21,555,729

 2,949    Foundation PA Coal Co.,
          Term Loan ...........................................     Ba3       BB-        4.78 to       07/30/11     2,995,627
                                                                                         5.38
 8,079    LYONDELL-CITGO Refining, LP,
          Term Loan ...........................................     NR        NR         4.59          05/21/07     8,205,184

 2,769    SemCrude, LP,
          Term Loan ...........................................     Ba2       NR         5.35          03/16/11     2,799,521

 8,400    Universal Compression, Inc,
          Term Loan ...........................................     Ba2       BB         4.85          02/15/12     8,526,000
                                                                                                                   ----------
                                                                                                                   44,082,061
                                                                                                                   ----------

          NON-DURABLE CONSUMER PRODUCTS   1.4%

 4,963    Amscan Holdings, Inc.,
          Term Loan ...........................................     B1        B+         5.62 to       04/30/12     4,993,516
                                                                                         5.89

 4,409    Church & Dwight Co., Inc.,
          Term Loan ...........................................     Ba2       BB         4.81          05/30/11     4,473,758

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                       Bank Loan
Amount                                                           Ratings                 Stated
(000)      Borrower                                           Moody's  S&P    Coupon   Maturity *         Value
------     ------------------------------------------------   -------  ----   -------  ----------      ----------
           NON-DURABLE CONSUMER PRODUCTS (CONTINUED)

 6,564     General Binding Corp.,
           Term Loan.......................................   B2       B+     7.01 to    01/15/08       6,575,875
                                                                              7.64

 5,934     JohnsonDiversey, Inc.,
           Term Loan.......................................   B1       BB-    4.64 to    11/03/09       6,002,392
                                                                              5.00
                                                                                                       ----------
                                                                                                       22,045,541
                                                                                                       ----------

           PAPER & FOREST PRODUCTS 0.4%

 2,925     Boise Cascade, LLC,
           Term Loan.......................................   Ba3      BB     4.74       10/29/11       2,956,649

 3,750     White Birch Paper Co. (Canada)
           Term Loan.......................................   B2       B+     8.00       04/06/12       3,818,749
                                                                                                       ----------
                                                                                                        6,775,398
                                                                                                       ----------

           PERSONAL & MISCELLANEOUS SERVICES 1.9%

 1,426     Alderwoods Group, Inc.,
           Term Loan.......................................   B1       BB-    4.54 to    09/29/09       1,447,837
                                                                              5.30

 8,750     Coinmach Laundry Corp.,
           Term Loan.......................................   B2       B      5.88 to    07/25/09       8,870,106
                                                                              7.50

 2,466     Global Imaging Systems, Inc.,
           Term Loan (b)...................................   Ba3      BB-    4.42 to    05/10/10       2,477,812
                                                                              4.60

 2,000     InfoUSA, Inc.,
           Term Loan.......................................   Ba3      BB     5.50       03/25/09       2,010,000

 5,857     Iron Mountain, Inc.,
           Term Loan.......................................   B2       BB-    4.69 to    04/02/11       5,935,304
                                                                              4.75

 7,145     Stewart Enterprises, Inc.,
           Term Loan.......................................   Ba3      BB+    4.47 to    11/19/11       7,239,168
                                                                              4.75

 1,245     United Online, Inc.,
           Term Loan.......................................   B1       B+     5.94 to    12/13/08       1,262,119
                                                                              6.13
                                                                                                       ----------
                                                                                                       29,242,346
                                                                                                       ----------

           PHARMACEUTICALS 1.7%

13,096     MedPointe, Inc.,
           Term Loan.......................................   B2       B      6.52 to    09/30/07 to   13,188,734
                                                                              8.02       09/30/08
13,013     Warner Chilcott Holding Co.,
           Term Loan.......................................   B2       B      5.72 to    01/18/12      13,142,744
                                                                              7.50
                                                                                                       ----------
                                                                                                       26,331,478
                                                                                                       ----------

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                       Bank Loan
Amount                                                           Ratings                 Stated
(000)      Borrower                                           Moody's  S&P    Coupon   Maturity *         Value
------     ------------------------------------------------   -------  ----   -------  ----------      ----------
           PRINTING & PUBLISHING 18.2%

12,013     Adams Outdoor Advertising, LP,
           Term Loan.......................................   B1       B+     5.15       10/18/12      12,196,998

   352     Advanstar Communications, Inc.,
           Term Loan.......................................   B2       B+     7.57       10/11/07         354,633

27,139     Advertising Directory Solutions, Inc., (Canada),
           Term Loan (b)...................................   B1       BB-    5.07 to    11/09/11 to   27,504,122
                                                                              6.82       05/09/12
10,160     American Media Operations, Inc.,
           Term Loan.......................................   Ba3      B+     5.88       04/01/07      10,330,947

 6,416     American Reprographics Co.,
           Term Loan.......................................   B1       BB     6.04 to    06/18/09       6,464,372
                                                                              7.75

 1,200     Ascend Media Holdings, LLC,
           Term Loan.......................................   NR       NR     5.61 to    01/31/12       1,209,000
                                                                              5.85

   999     CanWest Media, Inc., (Canada),
           Term Loan.......................................   Ba2      B+     5.04       08/15/09       1,011,559

 9,950     Cygnus Business Media, Inc.,
           Term Loan.......................................   B3       B      7.51       07/13/09       9,925,125

 5,268     Day International Group, Inc.,
           Term Loan.......................................   B1       B      6.57 to    09/16/09       5,317,437
                                                                              6.60

 7,694     Dex Media East, LLC,
           Term Loan.......................................   Ba2      BB-    4.52 to    11/08/08 to    7,807,878
                                                                              5.05       05/08/09
28,973     Dex Media West, LLC,
           Term Loan (b)...................................   Ba2      BB-    4.62 to    09/09/09 to   29,415,638
                                                                              5.30       03/09/10
 3,500     Endurance Business Media, Inc.,
           Term Loan.......................................   B1       B      5.66       03/08/12       3,556,875

 1,800     Enterprise NewsMedia, LLC,
           Term Loan.......................................   NR       NR     6.10       06/30/12       1,831,500

 9,620     F&W Publications, Inc.,
           Term Loan.......................................   NR       NR     6.52       12/31/09       9,745,890

 7,500     Freedom Communications,
           Term Loan (b)...................................   Ba2      BB     4.59 to    05/18/12       7,524,998
                                                                              4.60

 9,102     Haights Cross Communications, LLC,
           Term Loan.......................................   B3       B-     6.30 to    08/20/08       9,284,411
                                                                              7.30

 8,659     Herald Media, Inc.,
           Term Loan.......................................   NR       NR     5.56 to    07/22/11 to    8,792,491
                                                                              8.56       01/22/12
13,080     Journal Register Co.,
           Term Loan.......................................   Ba2      BB     4.60 to    08/12/12      13,198,544
                                                                              4.69

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                       Bank Loan
Amount                                                           Ratings                 Stated
(000)      Borrower                                           Moody's  S&P    Coupon   Maturity *        Value
------     ------------------------------------------------   -------  ----   -------  ----------     -----------
           PRINTING & PUBLISHING (CONTINUED)

 6,916     Lamar Media Corp.,
           Term Loan.......................................   Ba2      BB-    4.56 to    06/30/10       7,007,851
                                                                              4.69

 8,700     Liberty Group Operating, Inc.,
           Term Loan.......................................   B2       B      5.63       02/28/12       8,832,310

 2,960     MC Communications, LLC,
           Term Loan.......................................   NR       NR     7.46 to    12/31/10       3,004,400
                                                                              7.60

 2,481     MediaNews Group, Inc.,
           Term Loan.......................................   NR       NR     4.57       12/30/10       2,498,309

 9,162     Merrill Communications, LLC,
           Term Loan.......................................   B1       B      5.56 to    07/30/09       9,282,067
                                                                              7.50

 8,928     Morris Publishing Group, LLC,
           Term Loan.......................................   Ba1      BB     4.88       03/31/11       9,047,594

 6,584     Network Communications, Inc.,
           Term Loan.......................................   NR       NR     5.62 to    06/30/11       6,665,794
                                                                              6.14

 7,598     Primedia, Inc.,
           Term Loan.......................................   B2       B      5.06 to    06/30/08 to    7,606,260
                                                                              5.78       06/30/09
22,931     R.H. Donnelley, Inc.,
           Term Loan.......................................   Ba3      BB     4.50 to    12/31/09 to   23,239,942
                                                                              5.10       06/30/11

 4,729     Source Media, Inc.,
           Term Loan.......................................   B2       NR     5.34 to    11/08/11 to    4,802,164
                                                                              8.46       08/30/12
17,239     Transwestern Publishing Co., LLC,
           Term Loan (b)...................................   B1       B+     4.56 to    02/25/11 to   17,332,054
                                                                              7.59       02/25/12
 4,946     Vutek, Inc.,
           Term Loan.......................................   B1       NR     8.25       06/25/10       4,958,134

14,000     Xerox Corp.,
           Term Loan.......................................   NR       BB-    4.82       09/30/08      14,187,502
                                                                                                      -----------
                                                                                                      283,936,799
                                                                                                      -----------

           RESTAURANTS & FOOD SERVICE 1.0%

 2,100     Captain D's, LLC,
           Term Loan.......................................   NR       NR     6.82 to    12/27/10       2,121,000
                                                                              8.25

 3,591     Carrols Corp.,
           Term Loan.......................................   B1       B+     5.63       12/31/10       3,653,096

 4,794     Denny's Corp.,
           Term Loan.......................................   B3       CCC    6.01 to    09/30/09 to    4,933,348
                                                                              8.48       09/30/10

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                       Bank Loan
Amount                                                           Ratings                 Stated
(000)      Borrower                                           Moody's  S&P    Coupon   Maturity *        Value
------     ------------------------------------------------   -------  ----   -------  ----------     -----------
           RESTAURANTS & FOOD SERVICE (CONTINUED)

 2,993     Landry's Restaurants, Inc.,
           Term Loan.......................................   Ba2      BB-    4.53 to    12/28/10       3,029,906
                                                                              4.82

 1,924     Ruth's Chris Steak House, Inc.,
           Term Loan.......................................   NR       NR     6.00 to    03/11/11       1,957,476
                                                                              6.13
                                                                                                      -----------
                                                                                                       15,694,826
                                                                                                      -----------

           RETAIL - OIL & GAS 1.6%

 1,169     Barjan Products, LLC,
           Term Loan.......................................   NR       NR     8.75 to    04/30/07         553,520
                                                                              10.75

   749     Barjan Products, LLC,
           Revolving Credit Agreement......................   NR       NR     8.25       04/30/07         749,105

 7,103     Getty Petroleum Marketing, Inc.,
           Term Loan.......................................   B1       BB-    6.35       05/19/10       7,245,273

14,193     The Pantry, Inc.,
           Term Loan.......................................   B1       B+     5.32       03/12/11      14,441,461

 1,800     Travelcenters of America, Inc.,
           Term Loan.......................................   Ba3      BB     4.38 to    12/01/11       1,821,375
                                                                              4.90
                                                                                                      -----------
                                                                                                       24,810,734
                                                                                                      -----------

           RETAIL - SPECIALTY 2.2%

 1,938     Home Interiors & Gifts, Inc.,
           Term Loan.......................................   B3       B-     8.10 to    03/31/11       1,877,438
                                                                              8.38

14,310     Nebraska Book Co., Inc.,
           Term Loan.......................................   B2       B      5.60 to    03/04/11      14,520,162
                                                                              5.88

16,959     Visant Holding Corp.,
           Term Loan.......................................   B1       B+     5.19 to    10/04/10 to   17,211,125
                                                                              5.44       10/04/11
                                                                                                      -----------
                                                                                                       33,608,725
                                                                                                      -----------

           RETAIL - STORES 2.8%

 3,694     Advance Stores Co., Inc.,
           Term Loan.......................................   Ba2      BB+    4.69 to    09/30/10       3,748,442
                                                                              4.88

 5,921     CSK Auto, Inc.,
           Term Loan.......................................   Ba2      B+     4.85       06/19/09       5,987,266

 2,050     Murray's Discount Auto Stores, Inc.,
           Term Loan.......................................   NR       NR     6.87 to    08/08/09       2,057,854
                                                                              8.75

31,047     Rite Aid Corp.,
           Term Loan.......................................   B2       B+     4.66 to    08/31/09      31,260,441
                                                                              4.81
                                                                                                      -----------
                                                                                                       43,054,003
                                                                                                      -----------

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                    Bank Loan
 Amount                                                       Ratings                  Stated
 (000)                       Borrower                       Moody's S&P    Coupon    Maturity *    Value
--------- ------------------------------------------------- ------- --- ------------ ----------- ----------
          TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.6%
    4,800 Fairpoint Communications, Inc.,
          Term Loan...............................            B1    BB-    5.13 to    02/08/12    4,861,200
                                                                           5.44

    1,661 Orius Corp., LLC,
          Term Loan(g)............................            NR    NR     7.53 to    01/23/09 to   537,134
                                                                           8.06       01/23/10

    1,127 Orius Corp., LLC,
          Revolving Credit Agreement..............            NR    NR     6.00       01/31/06      873,119

   14,581 Qwest Corp.,
          Term Loan...............................            Ba3   BB-    7.39       06/30/07   15,022,945

    2,940 Valor Telecommunications, LLC,
          Term Loan...............................            Ba3   BB-    5.02 to    02/14/12    2,976,750
                                                                           5.10

    7,500 WCI Capital Corp.,
          Term Loan (a) (c) (i)...................            NR    NR     8.25       09/30/07      112,500

    1,216 WCI Capital Corp.,
          Revolving Credit Agreement (a) (c) (i)..            NR    NR     8.50       12/31/04       50,103
                                                                                                 ----------
                                                                                                 24,433,751
                                                                                                 ----------
          TELECOMMUNICATIONS - LONG DISTANCE   0.3%
    4,772 WilTel Communications, LLC,
          Term Loan (b)...........................            B2    NR     6.56       10/01/09    4,723,871
                                                                                                 ----------

          TELECOMMUNICATIONS-WIRELESS   3.0%
    2,382 American Tower, LP,
          Term Loan...............................            Ba3    B     5.12 to    08/31/11    2,416,799
                                                                           5.39

    2,382 Cellular South, Inc.,
          Term Loan...............................            NR    NR     4.77 to    05/04/11    2,422,196
                                                                           6.50

   12,870 Centennial Cellular, Inc.,
          Term Loan...............................            B2    B-     4.88 to    02/09/11   13,044,955
                                                                           5.63

   12,165 Nextel Partners, Inc.,
          Term Loan...............................            B1    NR     5.44       05/31/11   12,362,681

    3,591 Spectrasite Communications, Inc.,
          Term Loan...............................            Ba3   BB-    4.52       05/19/12    3,626,537

   11,910 Western Wireless Corp.,
          Term Loan (b)...........................            B2    B-     5.87 to    05/31/11   11,978,232
                                                                           6.19

      533 Western Wireless Corp.,
          Revolving Credit Agreement (b)..........            B2    B-     5.20 to    05/28/10      528,667
                                                                           5.32
                                                                                                 ----------
                                                                                                 46,380,067
                                                                                                 ----------

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                              Bank Loan
 Amount                                                 Ratings                  Stated
 (000)                       Borrower                 Moody's S&P    Coupon    Maturity *       Value
--------- --------------------------------------------------- --- ------------ -----------    ----------
          TEXTILES & LEATHER   0.0%
    1,995 Malden Mills Industries, Inc.,
          Term Loan (a)...........................      NR    NR     7.50       10/01/08         201,440
                                                                                              ----------

          TRANSPORTATION - CARGO   0.8%
    2,933 Jacobson Acquisition Co.,
          Term Loan...............................      NR    NR     6.77 to    04/07/09 to    2,940,667
                                                                     7.27       04/07/11
    4,088 Pacer International, Inc.,
          Term Loan...............................      B1    BB-    5.00 to    06/10/10       4,175,111
                                                                     5.69
    2,989 Quality Distribution, Inc.,
          Term Loan (b)...........................      Caa1  B-     5.95 to    11/13/09       3,003,572
                                                                     6.12
      240 Quality Distribution, Inc.,
          Revolving Credit Agreement (b)..........      Caa1  B-     8.25       11/13/08         240,000

    2,021 Transport Industries, LP,
          Term Loan ..............................      B2    B+     7.13       06/13/10       2,030,813
                                                                                              ----------
                                                                                              12,390,163
                                                                                              ----------
          TRANSPORTATION - PERSONAL   0.1%
      934 Neoplan USA Corp.,
          Revolving Credit Agreement (d)..........      NR    NR     7.12       06/30/06         933,750
                                                                                              ----------
          TRANSPORTATION-RAIL MANUFACTURING   0.2%
    2,985 Helm Holding Corp.,
          Term Loan...............................      NR    NR     5.75 to    07/02/10       3,024,799
                                                                     5.80
                                                                                              ----------

          UTILITIES   5.0%
   16,750 Allegheny Energy, Inc.,
          Term Loan...............................      Ba3   BB-    5.59 to    03/08/11      16,913,713
                                                                     5.88
    6,000 Cogentrix Delaware Holdings, Inc.,
          Term Loan (b)...........................      Ba2   BB+    4.71       04/14/12       6,021,000

    4,061 Coleto Creek WLE, LP,
          Term Loan...............................      Ba2   BB-    5.31 to    06/30/11 to    4,135,576
                                                                     6.23       06/30/12
    1,956 Midwest Generation, LLC,
          Term Loan...............................      Ba3   B+     4.85 to    04/27/11       1,987,814
                                                                     5.39
      897 NorthWestern Corp,
          Term Loan...............................      Ba1   BB     4.54 to    11/01/11        910,642
                                                                     4.70

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                Bank Loan
 Amount                                                   Ratings                  Stated
 (000)                   Borrower                       Moody's S&P    Coupon    Maturity *      Value
--------- --------------------------------------------- ------- --- ------------ ----------- -------------
          UTILITIES (CONTINUED)
    7,120 Pike Electric, Inc.,
          Term Loan...............................        NR    NR      5.19     07/01/12 to     7,228,102
                                                                                 12/10/12

   11,970 Reliant Energy Resources Corp.,
          Term Loan (b)...........................        B1    B+      5.40 to  04/30/10       11,984,962
                                                                        6.09
      286 Reliant Energy Resources Corp.,
          Revolving Credit Agreement..............        B1    B+      5.85 to  12/22/09          276,412
                                                                        7.63
   28,150 Texas Genco, LLC,
          Term Loan (b)...........................        Ba2   BB      4.97 to  12/14/11       28,402,276
                                                                        5.09
      571 Texas Genco, LLC,
          Revolving Credit Agreement..............        Ba2   BB      5.18     12/14/09          561,429
                                                                                             -------------
                                                                                                78,421,926
                                                                                             -------------
TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  177.6%......................................... 2,771,760,564
                                                                                             -------------

NOTES  1.2%
  Barjan Products, LLC ($1,165,149 par, 5.00% coupon, maturing 04/30/07) (g)                                    0
  Commonwealth Brands, Inc. ($1,500,000 par, 10.83% coupon, maturing 08/28/07) (h)                      1,552,500
  Dade Behring, Inc. ($4,897,905 par, 11.91% coupon, maturing 10/03/10)                                 5,399,940
  Pioneer Cos., Inc. ($832,205 par, 6.59% coupon, maturing 12/31/06) (h)                                  840,527
  Rogers Wireless Communications, Inc. ($9,000,000 par, 6.16% coupon, maturing 12/15/10)(Canada)(h)     9,292,500
  US Unwired, Inc. ($1,200,000 par, 7.28% coupon, maturing 06/15/10) (h)                                1,236,000
                                                                                                       ----------
TOTAL NOTES                                                                                            18,321,467
                                                                                                       ----------

EQUITIES  1.1%
  Aladdin Gaming Holdings, LLC (7.84% Ownership Interest, Acquired 09/03/04, Cost $470,400) (e) (f)       254,702
  Barjan Products, LLC (2,201,571 preferred shares, Acquired 06/21/04, Cost $3,104,488) (e) (f)                 0
  Comdisco Holding Co., Inc. (134 common shares) (e)                                                        2,177
  Dade Behring Holdings, Inc. (111,037 common shares) (e)                                               6,847,652
  Environmental Systems Products Holdings, Inc. (3,275 common shares, Acquired 06/22/04,
  Cost $0) (e) (f)                                                                                         33,143
  Gentek, Inc. (9,705 common shares)                                                                      117,721
  Gentek, Inc. (Warrants for 271 common shares) (e)                                                             0
  IDT Corp. (22,898 common shares) (e)                                                                    321,946
  Imperial Home Decor Group, Inc. (512,023 common shares, Acquired 04/26/01, Cost
  $522,263) (d) (e) (f) (i)                                                                                     0
  London Clubs International (Warrants for 141,982 common shares, Acquired 10/15/04, Cost
  $260,912) (e) (f)                                                                                       342,547
  Malden Mills Industries (263,436 common shares, Acquired 10/29/03, Cost $0) (e) (f)                           0
  Malden Mills Industries (860,902 preferred shares, Acquired 10/29/03, Cost $0) (e) (f)                        0
  NeighborCare, Inc. (316,950 common shares) (e)                                                        9,102,804

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                Bank Loan
 Amount                                                   Ratings                  Stated
 (000)                   Borrower                       Moody's S&P    Coupon    Maturity *      Value
--------- --------------------------------------------- ------- --- ------------ ----------- -------------
  Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost $1,074,522) (d) (e) (f)         2,262
  Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03, Cost $85) (d) (e) (f)                      85
  Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0) (e) (f)                                0
  Outsourcing Solutions (962 common shares, Acquired 01/30/04, Cost $43,700) (e) (f)                38,480
  Planet Hollywood International, Inc. (Warrants for 76,677 common shares,  Acquired
  09/30/04, Cost $0) (e) (f)                                                                             0
  Railworks Corp. (186 preferred shares, Acquired 02/10/03, Cost $2,135,664) (e) (f)                     0
  Railworks Corp. (Warrants for 3,282 common shares,  Acquired 02/10/03, Cost $0) (e) (f)                0
  Rotech Medical (48,485 common shares, Acquired 06/12/02, Cost $193,940) (e) (f)                        0
  Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00, Cost $1,714,995) (e) (f)               0
  Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (e) (f)                             0
  Targus Group International (Warrants for 28,689 common shares,  Acquired 01/30/04,
   Cost $0)(e)(f)                                                                                    8,607
                                                                                             -------------
  TOTAL EQUITIES                                                                                17,072,126
                                                                                             -------------

  TOTAL LONG-TERM INVESTMENTS  179.9%                                                        2,807,154,157
  (Cost $2,799,340,089)                                                                      -------------

SHORT-TERM INVESTMENTS 1.6%

REPURCHASE AGREEMENT 1.3%

  State Street Bank & Trust Corp. ($21,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.82%, dated 04/29/05, to
  be sold on 05/02/05 at $21,003,290) (b)                                                       21,000,000

TIME DEPOSIT  0.3%

  State Street Bank & Trust Corp. ($4,374,668 par,  1.30% coupon, dated 04/29/05, to be sold
  on 05/02/05 at $4,374,984) (b)                                                                 4,374,668
                                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS  1.6%                                                              25,374,668
(Cost $25,374,668)                                                                           -------------


TOTAL INVESTMENTS  181.5%                                                                    2,832,528,825
(Cost $2,824,714,757)

BORROWINGS  (36.9)%                                                                           (576,000,000)

                               Senior Income Trust

                           April 30, 2005 (Unaudited)

Principal                                                          Bank Loan
 Amount                                                             Ratings                  Stated
 (000)                   Borrower                                 Moody's S&P    Coupon    Maturity *       Value
--------- ---------------------------------------------           ------- --- ------------ ----------- ---------------



PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (44.9)%                                                (700,242,144)



OTHER ASSETS IN EXCESS OF LIABILITIES  0.3                                                                   4,277,284
                                                                                                       ---------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%
                                                                                                       $ 1,560,563,965
                                                                                                       ---------------

NR - NOT RATED

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

      Industry percentages are calculated as a percentage of net assets applicable to common shares.

(a)   This Senior Loan interest is non-income producing.

(b) A portion of this security is segregated in connection with unfunded loan commitments.

(c)   This borrower has filed for protection in federal bankruptcy court.

(d)   Affiliated company.

(e) Non-income producing security as this stock or warrant currently does not declare dividends.

(f) Restricted Security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.04% of the net assets applicable to common shares of the Trust.

(g)   Payment-in-kind security.

(h) Variable rate security. Interest rate shown is that in effect at April 30, 2005.

(i)   This borrower is currently in liquidation.

   * Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

   ** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By: /s/ James W. Garrett
   ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005